Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 20,648		$ 31,614			$ 22,919
Prepaid expenses and other current assets	2,136		72			3,239
Total current assets	43,130		31,686			26,158
Property and equipment, net	68		84			116
Intangible assets, net	354		385			448
Operating lease right-of-use assets	181		216			262
Deferred offering costs			2,811			0
Other non-current assets	17		17			17
Total assets	43,750		35,199			27,001
Current liabilities:
Accounts payable	2,425		2,186			1,611
Accrued expenses	8,144		8,078			1,577
Operating lease liabilities, current portion	109		103			93
Total current liabilities	10,678		10,367			3,281
Operating lease liabilities, net of current portion	145		201			275
Convertible Notes			30,259
Total liabilities	10,823		40,827			3,556
Commitments and contingencies (Note 14)
Redeemable convertible preferred stock (Series A, B), $0.001 par value; 0 shares and 29,723,540 shares authorized as of June 30, 2025 and December 31, 2024, respectively; 0 shares and 3,963,910 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively; aggregate liquidation preference of $0 and $85,902 as of June 30, 2025 and December 31, 2024, respectively	0	$ 85,503	85,503	$ 85,503	$ 85,503	85,503	$ 85,503
Stockholders' Deficit:
Common stock, $0.001 par value; 58,251,629 shares authorized as of December 31, 2024 and 2023; 19,197,914 and 19,134,164 shares issued and outstanding as of December 31, 2024 and 2023, respectively	9		2			19
Additional paid-in capital	130,579		1,103			762
Accumulated deficit	(97,648)		(92,236)			(62,839)
Total stockholders' equity (deficit)	32,927	$ (100,625)	(91,131)	$ (73,070)	$ (66,174)	(62,058)	$ (45,051)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 43,750		$ 35,199			$ 27,001